Summary of Significant Accounting Policies (Q1) (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Accounting Policies [Abstract]
Reverse Stock Split
(a)	Reverse Stock Split

On July 22, 2019, we enacted a 1 for 8 reverse stock split as approved by the shareholders at the Annual Meeting of Stockholders held in June 2019.  All share and per share amounts in the condensed consolidated financial statements have been retroactively restated to reflect the reverse stock split.

(a)  Reverse Stock Split

On July 22, 2019, we enacted a 1 for 8 reverse stock split as approved by the shareholders at the Annual Meeting of Stockholders held in June 2019.  All share and per share amounts in the consolidated financial statements have been retroactively restated to reflect the reverse stock split.

Basis of Presentation and Principles of Consolidation
(b)	Basis of Presentation and Principles of Consolidation

The condensed consolidated financial statements for the periods presented are unaudited.  Operating results for the three month period ending September 30, 2019 are not necessarily indicative of results to be expected for the fiscal year ending June 30, 2020.

The condensed consolidated financial statements are in U.S. dollars.  Non-controlling interests in consolidated subsidiaries in the consolidated balance sheets represents minority stockholders’ proportionate share of the equity including any contractual relationships in such subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.  These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto reported in the Company’s Annual Report on Form 10-K for the year ended June 30, 2019.  Significant accounting policies that are new or updated from those presented in the Company’s Annual Report on Form 10-K for the year ended June 30, 2019 are included below.  The condensed consolidated financial statements have been prepared in accordance with the rules of the United States Securities and Exchange Commission (“SEC”) for interim financial statements and do not include all annual disclosures required by generally accepted accounting principles in the United States.

The accompanying condensed consolidated interim financial statements have been prepared on the basis of a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.  As such, conditions exist the may raise substantial doubt regarding the Company’s ability to continue as a going concern.  These condensed consolidated interim financial statements do no give effect to any adjustment that would be necessary should the Company be unable to continue as a going concern and therefore need to realize its assets and liquidate its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying condensed consolidated interim financial statements.  In the opinion of management, all adjustments which are necessary for fair statements of the results for interim periods have been included.

(b)  Basis of Presentation and Principles of Consolidation

The consolidated financial statements are in U.S. dollars.  Non-controlling interests in consolidated subsidiaries in the consolidated balance sheets represents minority stockholders’ proportionate share of the equity including any contractual relationships in such subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.

Accounting for Variable Interest Entities ("VIEs") and Financial Statement Consolidation Criteria
(c)	Accounting for Variable Interest Entities (“VIEs”) and Financial Statement Consolidation Criteria

We have equity investments in various privately held entities.  We account for these investments either under the equity method or cost method of accounting depending on our ownership interest and the level of our influence in each joint venture.  Investments accounted for under the equity method are recorded based upon the amount of our investment and adjusted each period for our share of the investee’s income or loss.  Cost method investments are recorded at cost less any impairments.  All investments are reviewed for changes in circumstance or the occurrence of events that suggest an other-than-temporary event where our investment may not be recoverable.

The joint ventures which we have entered into may be considered a variable interest entity (“VIE”).  We consolidate all VIEs where we are the primary beneficiary.  This determination is made at the inception of our involvement with the VIE and is continuously re-assessed.  We consider qualitative factors and form a conclusion that we, or another interest holder, has a controlling financial interest in the VIE and, if so, whether it is the primary beneficiary.  To determine the primary beneficiary, we consider who has the power to direct activities of the VIE that most significantly impacts the VIE’s performance and has the obligation to absorb losses from or the right to receive benefits of the VIE that could be significant to the VIE.  We do not consolidate VIEs where we are not the primary beneficiary.  As noted above, we account for these unconsolidated VIEs using either the equity method if we have significant influence but not control, or the cost method and include our net investment on our condensed consolidated balance sheet.  Under the equity method, our equity interest in the net income or loss from our investments are recorded in non-operating income/expense on a net basis on our condensed consolidated statements of operations.  In the event of a change in ownership, any gain or loss resulting from an investee share issuance is recorded in earnings.  Controlling interest is determined by majority ownership interest and the ability to unilaterally direct or cause the direction of management and policies of an entity after considering any third-party participatory rights.

(c)  Accounting for Variable Interest Entities and Financial Statement Consolidation Criteria

We have equity investments in various privately held entities.  We account for these investments either under the equity method or cost method of accounting depending on our ownership interest and the level of our influence in each joint venture.  Investments accounted for under the equity method are recorded based upon the amount of our investment and adjusted each period for our share of the investee’s income or loss.  Cost method investments are recorded at cost less any impairments.  All investments are reviewed for changes in circumstance or the occurrence of events that suggest an other-than-temporary event where our investment may not be recoverable.

The joint ventures which we have entered into may be considered a variable interest entity, (“VIE”).  We consolidate all VIEs where we are the primary beneficiary.  This determination is made at the inception of our involvement with the VIE and is continuously re-assessed.  We consider qualitative factors and form a conclusion that we, or another interest holder, has a controlling financial interest in the VIE and, if so, whether it is the primary beneficiary.  To determine the primary beneficiary, we consider who has the power to direct activities of the VIE that most significantly impacts the VIE’s performance and has the obligation to absorb losses from or the right to receive benefits of the VIE that could be significant to the VIE.  We do not consolidate VIEs where we are not the primary beneficiary.  As noted above, we account for these unconsolidated VIEs using either the equity method if we have significant influence but not control, or the cost method and include our net investment on our consolidated balance sheet.  Under the equity method, our equity interest in the net income or loss from our investments are recorded as non-operating income/expense on a net basis on our consolidated statements of operations.  In the event of a change in ownership, any gain or loss resulting from an investee share issuance is recorded in earnings.  Controlling interest is determined by majority ownership interest and the ability to unilaterally direct or cause the direction of management and policies of an entity after considering any third-party participatory rights.  Our investments are as follows:

We have determined that AFE (as defined in Note 4 – Current Projects – Australian Future Energy Pty Ltd) is a VIE that we are not the primary beneficiary as other shareholders have a 65% ownership interest, we are not the largest shareholder and we do not have the power to direct the activities of the VIE.  We account for our investment in AFE under the equity method.  The carrying value of our investment in AFE as of both June 30, 2019 and June 30, 2018 was zero.

We have determined that BFR (as defined in Note 4 – Current Projects – Batchfire Resources Pty Ltd) is a VIE that we are not the primary beneficiary as other shareholders have more than an 92% ownership interest nor do we have the power to direct the activities of the VIE.  We account for our investment in BFR under the cost method.  At the time of the spin-off from AFE, the carrying value of our investment in AFE was reduced to zero through equity losses.  As such, the value of our investment in BFR was also zero.  The carrying value of our investment in BFR at both June 30, 2019 and 2018 was zero.

We have determined that CRR (as defined in Note 4 – Current Projects – Cape River Resources Pty Ltd) is a VIE that we are not the primary beneficiary as other shareholders have a 63% ownership interest, we are not the largest shareholder and we do not have the power to direct the activities of the VIE.  We account for our investment in CRR under the equity method.  The carrying value of our investment in CRR as of both June 30, 2019 and June 30, 2018 was zero.

We have determined that TMI (as defined in Note 4 – Current Projects – Townsville Metals Infrastructure Pty Ltd) is a VIE that we are not the primary beneficiary as other shareholders have a 62% ownership interest, we are not the largest shareholder and we do not have the power to direct the activities of the VIE.  We account for our investment in TMI under the equity method.  The carrying value of our investment in TMI as of both June 30, 2019 and June 30, 2018 was zero.

We have determined that SEE (as defined in Note 4 – Current Projects – SES EnCoal Energy sp. z o. o) is a VIE that we are not the primary beneficiary as the ownership of the company is split between two equal shareholders, each with a 50% ownership interest.  We have the power to influence but not direct the activities of the VIE.  We account for our investment in SEE under the equity method.  The initial capitalization of the company was funded in January 2018 with additional funding in March 2018 and in August 2018.  The carrying value of our investment in SEE at June 30, 2019 and 2018 was approximately $19,000 and $35,000 respectively.

We have determined that the Yima Joint Venture (as defined in Note 4 – Current Projects – Yima Joint Venture) is a VIE of which Yima, our joint venture partner, is the primary beneficiary since they have a 75% ownership interest in the Yima Joint Venture and the power to direct the activities of the VIE that most significantly influence the VIE’s performance.  We have also determined that our 25% ownership interest does not allow us to influence the activities of the VIE.  We account for our investment in the Yima Joint Venture under the cost method.  The carrying value of our investment in Yima Joint Venture at June 30, 2019 and June 30, 2018 was zero and approximately $5.0 million respectively.  See Note 4 – Current Projects – Yima Joint Venture for a further discussion of our accounting method.

We have determined that the TSEC Joint Venture (as defined in Note 4- Current Projects – Tianwo-SES Clean Energy Technologies Limited) is a VIE of which STT, the largest joint venture partner, is the primary beneficiary since STT has a 50% ownership interest in the TSEC Joint Venture and has the power to direct the activities of the TSEC Joint Venture that most significantly influence its performance.  We account for our investment in the TSEC Joint Venture under the equity method.  Because of losses sustained by the TSEC Joint Venture, the carrying value of this joint venture at both June 30, 2019 and 2018 was zero.  See Note 4 – Current Projects - Tianwo-SES Clean Energy Technologies Limited for a further discussion of our accounting method.

Revenue Recognition
(d)	Revenue Recognition

Technology licensing revenue is typically received over the course of a project’s development as milestones are met.  We may receive upfront licensing fee payments when a license agreement is entered into.  Typically, the majority of a license fee is due once project financing and equipment installation occur.  We recognize license fees as revenue when the license fees become due and payable under the license agreement, subject to the deferral of the amount of the performance guarantee.  Fees earned for engineering services, such as services that relate to integrating our technology to a customer’s project, are recognized using the percentage-of-completion method or as services are provided.

There were no license fee revenues was recorded in the quarter ending September 30, 2019 or 2018.  There were no revenues related to the sales of services or equipment in the quarter ending September 30, 2019 or 2018.

(d) Revenue Recognition

We adopted Accounting Standards Codification No. 606, Revenue from Contracts with Customers (ASC 606) beginning July 1, 2018.  We have elected to adopt ASC 606 under the modified retrospective method, under the modified retrospective method, we applied the guidance retrospectively only to the most current period presented in the Company’s consolidated financial statements.  To do so, we have to recognize the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings at the date of initial application with the prior period presented without change.  Since an entity may elect to apply the modified retrospective method to either all contracts as of the date of initial application or only to contracts that are not completed as of this date, we have elected to apply the modified retrospective method only to those contracts not completed before the date of initial application.  Due to the limited number of contracts and revenue related to these contracts, we had no cumulative adjustment.

Technology licensing revenue is typically received over the course of a project’s development as milestones are met.  We may receive upfront licensing fee payments when a license agreement is entered into.  Typically, the majority of a license fee is due once project financing and equipment installation occur.  We recognize license fees as revenue when the license fees become due and payable under the license agreement, subject to the deferral of the amount of the performance guarantee.  Fees earned for engineering services, such as services that relate to integrating our technology to a customer’s project, are recognized using the percentage-of-completion method or as services are provided.

There were no license fee revenues was recorded in the fiscal year ending June 30, 2019 or 2018.  There were no revenues related to the sales of services or equipment in fiscal year ending June 30, 2019.  Revenues of $250,000 related to percentage of completion projects and $1,257,000 related to services provided or due to uncertainty when collected were recorded in the fiscal year ending June 30, 2018.

Use of Estimates
(e)	Use of estimates

The preparation of condensed consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes.  Management considers many factors in selecting appropriate operational and financial accounting policies and controls, and in developing the assumptions that are used in the preparation of these consolidated financial statements.  Management must apply significant judgment in this process.  Among the factors, but not fully inclusive of all factors that may be considered by management in these processes are: the range of accounting policies permitted by accounting principles generally accepted in the United States; management’s understanding of the Company’s business for both historical results and expected future results; the extent to which operational controls exist that provide high degrees of assurance that all desired information to assist in the estimation is available and reliable or whether there is greater uncertainty in the information that is available upon which to base the estimate; expectations of the future performance of the economy, both domestically, and globally, within various areas that serve the Company’s principal customers and suppliers of goods and services; expected rates of exchange, sensitivity and volatility associated with the assumptions used in developing estimates; and whether historical trends are expected to be representative of future trends.  The estimation process often times may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that lies within that range of reasonable estimates based upon the risks associated with the variability that might be expected from the future outcome and the factors considered in developing the estimate.  Management attempts to use its business and financial accounting judgment in selecting the most appropriate estimate, however, actual amounts could and will differ from those estimates.

(e)  Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes.  Management considers many factors in selecting appropriate operational and financial accounting policies and controls, and in developing the assumptions that are used in the preparation of these consolidated financial statements.  Management must apply significant judgment in this process.  Among the factors, but not fully inclusive of all factors that may be considered by management in these processes are: the range of accounting policies permitted by generally accepted accounting principles in the United States; management’s understanding of the Company’s business for both historical results and expected future results; the extent to which operational controls exist that provide high degrees of assurance that all desired information to assist in the estimation is available and reliable or whether there is greater uncertainty in the information that is available upon which to base the estimate; expectations of the future performance of the economy, both domestically, and globally, within various areas that serve the Company’s principal customers and suppliers of goods and services; expected rates of exchange, sensitivity and volatility associated with the assumptions used in developing estimates; and whether historical trends are expected to be representative of future trends.  The estimation process at times may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that lies within that range of reasonable estimates based upon the risks associated with the variability that might be expected from the future outcome and the factors considered in developing the estimate.  Management attempts to use its business and financial accounting judgment in selecting the most appropriate estimate, however, actual amounts could and will differ from those estimates.

Fair Value Measurements
(f)	Fair value measurements

Accounting standards require that fair value measurements be classified and disclosed in one of the following categories:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The Company’s financial assets and liabilities are classified based on the lowest level of input that is significant for the fair value measurement.  The Company measures equity investments without readily determinable fair value on a non-recurring basis.  The following table summarizes the assets of the Company measured at fair value as of September 30, 2019 and June 30, 2019 (in thousands):

	September 30, 2019
	Level 1		Level 2		Level 3	Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—	$50
Money Market Funds	220	(2)	—		—	220

Liabilities:
Derivative Liabilities	$—		$—		$53	$53

	June 30, 2019
	Level 1		Level 2		Level 3	Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—	$50
Money Market Funds	369	(2)	—		—	369

Liabilities:
Derivative Liabilities	$—		$—		$87	$87

(1)	Amount included in current assets on the Company’s consolidated balance sheets.
(2)	Amount included in cash and cash equivalents on the Company’s consolidated balance sheets.

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative liabilities (in thousands):

Derivative liabilities balance - June 30, 2019	$87
Change in fair value	(34)
Derivative liabilities balance – September 30, 2019	$53

The carrying values of the certificates of deposit and money market funds approximate fair value, which was estimated using quoted market prices for those or similar investments.  The carrying value of other financial instruments, including accounts receivable and accounts payable, approximate their fair values due to the short maturities on those instruments.  Our Debentures are recorded at face value of $8.0 million and fair value is unable to be determined due to loack of third-party quotes and the Company’s distressed financial position.  The derivative liabilities are measured at fair value using a Monte Carlo simulation valuation methodology.  (See also Note 6 – Derivative Liabilities for more details related to the valuation and assumptions of the Company’s derivative liabilities).

(f)   Fair value measurements

Accounting standards require that fair value measurements be classified and disclosed in one of the following categories:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The Company’s financial assets and liabilities are classified based on the lowest level of input that is significant for the fair value measurement.  The following table summarizes the assets of the Company measured at fair value as of June 30, 2019 and June 30, 2018 (in thousands):

	June 30, 2019
	Level 1		Level 2		Level 3	Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—	$50
Money Market Funds	369	(2)	—		—	369
Non-recurring Investment in Yima Joint Venture	—		—		—	—

Liabilities:
Derivative liabilities	$—		$—		$87	$87

	June 30, 2018
	Level 1		Level 2		Level 3		Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—		$50
Money Market Funds	4,345	(2)	—		—		4,345
Non-recurring Investment in Yima Joint Venture	—		—		5,000	(3)	5,000

Liabilities:
Derivative liabilities	$—		$—		$1,964		$1,964

(1)	Amount included in current assets on the Company’s consolidated balance sheets.
(2)	Amount included in cash and cash equivalents on the Company’s consolidated balance sheets.
(3)
Significant unobservable inputs were used to calculate the fair valkue of the investment in Yima Joint Venture.  These inputs included forecasted methanol and coal prices, calculated discount rates and discount for lack of marketability as the majority owner is a state-owned entity in China, volatility analysis and information received from the joint venture.

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative liabilities (in thousands):

	Year ended June 30,
	2019	2018
Beginning balance - investment in Yima joint venture	$5,000	$8,500
Impairments	(5,000)	(3,500)
Ending balance - investment in Yima joint venture	$—	$5,000

	Year ended June 30,
	2019	2018
Beginning balance - derivative liabilities	$1,964	$2,090
Change in fair value	(1,877)	(126)
Ending balance – derivative liabilities	$87	$1,964

The carrying values of the certificates of deposit and money market funds approximate fair value, which were estimated using quoted market prices for those or similar investments.  The carrying value of other financial instruments, including accounts receivable and accounts payable approximate their fair values due to the short maturities on those instruments.  Our Debentures are recorded at face value of $8.0 million and the fair value is unable to be determined due to lack of third-party quotes and the Company’s distressed financial position.  The derivative liabilities are measured at fair value using a Monte Carlo simulation valuation methodology (See also Note 7 – Derivative Liabilities for more details related to valuation and assumptions of the Company’s derivative liabilities).